Business Combination - Schedule of Consideration for the Acquisition was Satisfied Through the Capitalization and Settlement of Outstanding Intercompany Debts (Details) - SGD ($)	Jan. 23, 2025	Oct. 06, 2023
Ohmyhome Property, Inc [Member]
Consideration
Total consideration transferred	$ 3,475,398
ASSETS
Cash and bank balances	34,858
Accounts receivable	3,440
Other receivables	99,082
Fixed Assets	45,911
Other non-current assets	33,789
Total assets	217,080
LIABILITIES
Total Current Liabilities	25,170
Total Non-current Liabilities	123,520
Total liabilities	148,690
Total identifiable net assets and liabilities	68,390
Goodwill	3,407,008
Share Capital	3,475,398
Simply Sakal Pte. Ltd. [Member]
ASSETS
Cash and bank balances		$ 204,289
Accounts receivable		190,283
Prepayments		12,926
Deposits		16,160
Property and equipment, net		27,845
Intangible assets		271,693
Operating lease right-of-use assets, net		14,817
Other assets		43,235
Total assets		781,248
LIABILITIES
Accounts payable		86,798
Accrued liabilities and other payables		242,604
Bank loans, current portion		43,413
Operating lease obligation, current		15,241
Bank loans, non-current portion		47,903
LIABILITIES
Total liabilities		435,959
Total identifiable net assets and liabilities		345,289
Intangible asset (customer relationship)		1,944,044
Goodwill		2,213,460
Consideration
Cash		513,600
Equity instruments		750,000
Consideration payables		3,239,193
Fair value of total consideration transferred		$ 4,502,793
Settlement of USD-denominated debt [Member] | Ohmyhome Property, Inc [Member]
Consideration
Total consideration transferred	2,820,354
Settlement of SGD-denominated debt [Member] | Ohmyhome Property, Inc [Member]
Consideration
Total consideration transferred	$ 655,044